Trade Receivables	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Trade Receivables
3.	Trade Receivables
Trade receivables are summarized as follows:

	December 31
	2021	2020

	(Millions of yen)
Notes	28,616	34,922
Accounts	493,816	511,849

Trade receivables	522,432	546,771

Less allowance for credit losses	(12,494)	(11,645)

	509,938	535,126